Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	DREYFUS OPPORTUNITY FUNDS
Central Index Key	0001111178
Amendment Flag	false
Document Creation Date	Jan. 26, 2015
Document Effective Date	Feb. 01, 2015
Prospectus Date	Feb. 01, 2015
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class A
Risk/Return:
Trading Symbol	DNLAX
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class C
Risk/Return:
Trading Symbol	DLDCX
Dreyfus Natural Resources Fund | Dreyfus Natural Resources Fund - Class I
Risk/Return:
Trading Symbol	DLDRX